Acquisitions - 2019 Acquisition Activity (Details) $ in Millions	3 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) entity
Mighty and Leagel [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired		70.00%
Number of Businesses Acquired | entity		2
Cash paid to acquire business		$ 52
Contingent consideration, liability		19
Goodwill, expected tax deductible amount		56
Intangible assets acquired		$ 18
Wiburg Canada [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired	50.00%
Cash paid to acquire business	$ 37
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	3
Goodwill, expected tax deductible amount	35
Intangible assets acquired	$ 24
Frutarom Industries Ltd. [Member] | Wiburg Canada [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Wiburg Canada [Member]
Business Acquisition [Line Items]
Equity Method Investments	$ 33
Minimum [Member] | Mighty and Leagel [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired		49.00%
Maximum [Member] | Mighty and Leagel [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired		60.00%